STOCKHOLDERS' EQUITY (Details 1) - Equity Option [Member]	12 Months Ended
Mar. 31, 2023 $ / shares
Offsetting Assets [Line Items]
Stock Price	$ 3.98
Exercise Price	$ 3.98
Term	5 years
Volatility	122.52%
Expected dividend yield	0.00%
Discount Rate (Bond Equivalent Yield)	2.28%